Offerings	Mar. 02, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.000005 per share
Amount Registered | shares	25,107,515
Proposed Maximum Offering Price per Unit	80.02
Maximum Aggregate Offering Price	$ 2,009,103,350.3
Fee Rate	0.01381%
Amount of Registration Fee	$ 277,457.18
Offering Note	Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of Class A common stock, par value $0.000005 per share (“Class A Common Stock”), that become issuable under the plans set forth herein by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of CoreWeave, Inc.’s (the “Registrant”) Class A Common Stock.
(1) Represents additional shares of Class A Common Stock to be registered and available for grant under the Registrant’s 2025 Equity Incentive Plan (the “2025 Plan”) resulting from the annual automatic increase in shares available for issuance under the 2025 Plan pursuant to the provision of the 2025 Plan providing for an annual automatic increase in the number of shares reserved for issuance under the 2025 Plan.

(2) Estimated pursuant to Rules 457(c) and 457(h) under the Securities Act, solely for the purposes of calculating the registration fee and based on the average of the high and low prices of Class A Common Stock as reported on The Nasdaq Stock Market LLC (“Nasdaq”) on February 27, 2026, which date is within five business days prior to the filing of this Registration Statement.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.000005 per share
Amount Registered | shares	5,021,503
Proposed Maximum Offering Price per Unit	68.02
Maximum Aggregate Offering Price	$ 341,562,634.06
Fee Rate	0.01381%
Amount of Registration Fee	$ 47,169.8
Offering Note	Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of Class A common stock, par value $0.000005 per share (“Class A Common Stock”), that become issuable under the plans set forth herein by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of CoreWeave, Inc.’s (the “Registrant”) Class A Common Stock.

(1) Represents additional shares of Class A Common Stock to be registered and available for grant under the Registrant’s 2025 Employee Stock Purchase Plan (the “Purchase Plan”) resulting from the annual automatic increase in shares available for issuance under the Purchase Plan pursuant to the provision of the Purchase Plan providing for an annual automatic increase in the number of shares reserved for issuance under the Purchase Plan.

(2) Estimated pursuant to Rules 457(c) and 457(h) under the Securities Act, solely for the purposes of calculating the registration fee and based on the average of the high and low prices of Class A Common Stock as reported on Nasdaq on February 27, 2026, which date is within five business days prior to the filing of this Registration Statement, multiplied by 85%, which is the percentage of the price per share applicable to purchases under the Purchase Plan.